RESTRICTIONS ON CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2014
RESTRICTIONS ON CASH AND CASH EQUIVALENTS

NOTE 2—RESTRICTIONS ON CASH AND CASH EQUIVALENTS

The Bank is required to maintain average balances on hand or with the Federal Reserve Bank. At December 31, 2014 and 2013, these reserve balances amounted to $6,478,000 and $4,306,000, respectively.